Revenue - Summary of Net Revenues (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	$ 6,300	$ 5,290	[1]
Total Revenues	6,773	5,785	[1]
Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	(29)	(17)
Industrial Activities [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	6,300	5,290
Total Revenues	6,327	5,326
Industrial Activities [Member] | Agricultural Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	2,579	2,240
Industrial Activities [Member] | Construction Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	682	502
Industrial Activities [Member] | Commercial Vehicles [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	2,495	2,125
Industrial Activities [Member] | Powertrain [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	1,186	1,001
Industrial Activities [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	(642)	(578)
Financial Services [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	502	512
Financial Services [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues		(17)
EMEA [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	3,653	2,999
EMEA [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	(34)	(29)
EMEA [Member] | Industrial Activities [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	3,601	2,953
EMEA [Member] | Industrial Activities [Member] | Agricultural Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	998	796
EMEA [Member] | Industrial Activities [Member] | Construction Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	152	97
EMEA [Member] | Industrial Activities [Member] | Commercial Vehicles [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	2,131	1,797
EMEA [Member] | Industrial Activities [Member] | Powertrain [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	869	756
EMEA [Member] | Industrial Activities [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	(549)	(493)
EMEA [Member] | Financial Services [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	86	75
NAFTA [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	1,427	1,352
NAFTA [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	(3)	2
NAFTA [Member] | Industrial Activities [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	1,109	1,001
NAFTA [Member] | Industrial Activities [Member] | Agricultural Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	771	720
NAFTA [Member] | Industrial Activities [Member] | Construction Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	322	267
NAFTA [Member] | Industrial Activities [Member] | Commercial Vehicles [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	4	6
NAFTA [Member] | Industrial Activities [Member] | Powertrain [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	36	30
NAFTA [Member] | Industrial Activities [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	(24)	(22)
NAFTA [Member] | Financial Services [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	321	349
LATAM [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	683	668
LATAM [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	8	10
LATAM [Member] | Industrial Activities [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	606	592
LATAM [Member] | Industrial Activities [Member] | Agricultural Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	356	366
LATAM [Member] | Industrial Activities [Member] | Construction Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	76	54
LATAM [Member] | Industrial Activities [Member] | Commercial Vehicles [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	162	162
LATAM [Member] | Industrial Activities [Member] | Powertrain [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	64	58
LATAM [Member] | Industrial Activities [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	(52)	(48)
LATAM [Member] | Financial Services [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	69	66
APAC [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	1,010	766
APAC [Member] | Industrial Activities [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	984	744
APAC [Member] | Industrial Activities [Member] | Agricultural Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	454	358
APAC [Member] | Industrial Activities [Member] | Construction Equipment [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	132	84
APAC [Member] | Industrial Activities [Member] | Commercial Vehicles [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	198	160
APAC [Member] | Industrial Activities [Member] | Powertrain [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	217	157
APAC [Member] | Industrial Activities [Member] | Eliminations and other [Member]
Disaggregation Of Revenue [Line Items]
Total Industrial Activities	(17)	(15)
APAC [Member] | Financial Services [Member]
Disaggregation Of Revenue [Line Items]
Total Revenues	$ 26	$ 22

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).